Loans and Allowance for Credit Losses, PCI, by FICO Score, Consumer (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
PCI Loans Carrying Value [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Total PCI loans (carrying value)	$ 5,009	$ 12,835
PCI Loans Carrying Value [Member] | Real estate 1-4 family first mortgage [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Total PCI loans (carrying value)	4,988	12,722
PCI Loans Carrying Value [Member] | Real estate 1-4 family junior lien mortgage [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Total PCI loans (carrying value)	17	27
PCI Loans Carrying Value [Member] | Residential Mortgage [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Total PCI loans (carrying value)	5,005	12,749
PCI Loans UPB [Member] | Real estate 1-4 family first mortgage [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Total PCI loans (carrying value)	6,775	16,888
PCI Loans UPB [Member] | Real estate 1-4 family junior lien mortgage [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Total PCI loans (carrying value)	134	157
PCI Loans UPB [Member] | Residential Mortgage [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Total PCI loans (carrying value)	6,909	17,045
FICO less than 600 [Member] | Financial Asset Acquired with Credit Deterioration [Member] | Real estate 1-4 family first mortgage [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Total PCI loans (carrying value)	1,418	4,014
FICO less than 600 [Member] | Financial Asset Acquired with Credit Deterioration [Member] | Real estate 1-4 family junior lien mortgage [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Total PCI loans (carrying value)	27	37
FICO less than 600 [Member] | Financial Asset Acquired with Credit Deterioration [Member] | Residential Mortgage [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Total PCI loans (carrying value)	1,445	4,051
FICO 600-639 [Member] | Financial Asset Acquired with Credit Deterioration [Member] | Real estate 1-4 family first mortgage [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Total PCI loans (carrying value)	713	2,086
FICO 600-639 [Member] | Financial Asset Acquired with Credit Deterioration [Member] | Real estate 1-4 family junior lien mortgage [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Total PCI loans (carrying value)	18	20
FICO 600-639 [Member] | Financial Asset Acquired with Credit Deterioration [Member] | Residential Mortgage [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Total PCI loans (carrying value)	731	2,106
FICO 640-679 [Member] | Financial Asset Acquired with Credit Deterioration [Member] | Real estate 1-4 family first mortgage [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Total PCI loans (carrying value)	898	2,393
FICO 640-679 [Member] | Financial Asset Acquired with Credit Deterioration [Member] | Real estate 1-4 family junior lien mortgage [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Total PCI loans (carrying value)	20	24
FICO 640-679 [Member] | Financial Asset Acquired with Credit Deterioration [Member] | Residential Mortgage [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Total PCI loans (carrying value)	918	2,417
FICO 680-719 [Member] | Financial Asset Acquired with Credit Deterioration [Member] | Real estate 1-4 family first mortgage [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Total PCI loans (carrying value)	970	2,242
FICO 680-719 [Member] | Financial Asset Acquired with Credit Deterioration [Member] | Real estate 1-4 family junior lien mortgage [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Total PCI loans (carrying value)	24	29
FICO 680-719 [Member] | Financial Asset Acquired with Credit Deterioration [Member] | Residential Mortgage [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Total PCI loans (carrying value)	994	2,271
FICO 720-759 [Member] | Financial Asset Acquired with Credit Deterioration [Member] | Real estate 1-4 family first mortgage [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Total PCI loans (carrying value)	843	1,779
FICO 720-759 [Member] | Financial Asset Acquired with Credit Deterioration [Member] | Real estate 1-4 family junior lien mortgage [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Total PCI loans (carrying value)	20	23
FICO 720-759 [Member] | Financial Asset Acquired with Credit Deterioration [Member] | Residential Mortgage [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Total PCI loans (carrying value)	863	1,802
FICO 760-799 [Member] | Financial Asset Acquired with Credit Deterioration [Member] | Real estate 1-4 family first mortgage [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Total PCI loans (carrying value)	523	933
FICO 760-799 [Member] | Financial Asset Acquired with Credit Deterioration [Member] | Real estate 1-4 family junior lien mortgage [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Total PCI loans (carrying value)	11	12
FICO 760-799 [Member] | Financial Asset Acquired with Credit Deterioration [Member] | Residential Mortgage [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Total PCI loans (carrying value)	534	945
FICO 800 or more [Member] | Financial Asset Acquired with Credit Deterioration [Member] | Real estate 1-4 family first mortgage [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Total PCI loans (carrying value)	381	468
FICO 800 or more [Member] | Financial Asset Acquired with Credit Deterioration [Member] | Real estate 1-4 family junior lien mortgage [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Total PCI loans (carrying value)	6	6
FICO 800 or more [Member] | Financial Asset Acquired with Credit Deterioration [Member] | Residential Mortgage [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Total PCI loans (carrying value)	387	474
No FICO available [Member] | Financial Asset Acquired with Credit Deterioration [Member] | Real estate 1-4 family first mortgage [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Total PCI loans (carrying value)	1,029	2,973
No FICO available [Member] | Financial Asset Acquired with Credit Deterioration [Member] | Real estate 1-4 family junior lien mortgage [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Total PCI loans (carrying value)	8	6
No FICO available [Member] | Financial Asset Acquired with Credit Deterioration [Member] | Residential Mortgage [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Total PCI loans (carrying value)	$ 1,037	$ 2,979